AFD
                               -----------------
                                    EXCHANGE
                               -----------------
                                    RESERVES
                               -----------------

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2001

LETTER TO SHAREHOLDERS                                     AFD Exchange Reserves
================================================================================

May 2, 2001

Dear Shareholder:

This report provides an overview of economic conditions during AFD Exchange Reserves' semi-annual reporting period ended March 31, 2001. AFD Exchange Reserves (the "Fund") serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

ECONOMIC COMMENTARY

The current environment is extremely difficult for equity investors, and there are no guarantees that prices will soon move higher. The slow-growth/no-growth predicament we are facing in the United States has been largely shaped by the Federal Reserve's (the "Fed") liquidity decisions over the past two and a half years. The Fed can and must play a central role in restoring both the economy and financial markets to good health-just as it played a central role in facilitating the technology "bubble," the capacity problem and the current economic downturn. Lowering interest rates 200 basis points since January has definitely been a step in the right direction.

Currently, consumers are still spending and confidence may be stabilizing. The housing sector has been surprisingly resilient, and recent inventory data suggest a speedy adjustment is ongoing. Capital spending will be a weak spot for a couple of more quarters, but there is scant evidence that the U.S. economy is plunging into a recession.

We are comfortable with the view that the stock market is in the process of bottoming. The problems in the technology and telecommunications industries are still with us, but the profit picture for most U.S. companies is likely to improve going forward. Valuations have returned to more plausible levels, and many stocks are absolutely cheap. We believe that Congress will provide tax relief later this year and that 2002 will be a better year than 2001.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President

--------------------------------------------------------------------------------
An investment in the Fund is not (i) insured or guaranteed by the U.S. government, (ii) a deposit or obligation of, or guaranteed or endorsed by any bank, or (iii) federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
March 31, 2001 (unaudited)                                 AFD Exchange Reserves
================================================================================

Principal
 Amount
  (000)    Security                        Yield                   Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY
           OBLIGATIONS-52.9%
           Federal Home Loan Bank
$    9,237 5/16/01...................      4.87%          $    9,182,019
    15,375 4/16/01...................      5.28               15,343,430
           Federal Home Loan
           Mortgage Corp.
    41,000 5/08/01...................      4.87               40,800,330
    80,000 5/01/01...................      4.90               79,684,222
     5,800 4/24/01...................      4.95                5,782,455
     3,650 4/12/01...................      5.08                3,644,850
     2,846 4/05/01...................      5.12                2,844,786
    42,000 5/24/01...................      5.16               41,687,263
    59,600 4/10/01...................      5.30               59,529,804
           Federal National
           Mortgage Association
    80,000 6/14/01...................      4.73               79,232,689
    25,000 3/22/02 FRN...............      4.95               25,000,000
   116,500 4/02/01...................      5.17              116,500,000
    20,000 4/26/01...................      5.23               19,927,361
    20,000 4/27/01...................      5.23               19,930,267
    23,556 4/26/01...................      6.27               23,457,536
                                                          --------------
           Total U.S. Government Agency
           Obligations (amortized cost
           $542,547,012).............                        542,547,012
                                                          --------------
           COMMERCIAL PAPER-41.6%
           AIG Funding, Inc.
    51,000 4/02/01...................      5.44               51,000,000
           Alcoa, Inc.
    10,000 5/29/01...................      4.85                9,923,209
           Bank One Corp.
     8,200 4/30/01 (a)...............      6.17                8,160,649
           BellSouth Corp.
    10,000 6/14/01 (a)...............      4.77                9,903,275
           CDC Commercial Paper
    41,000 4/02/01 (a)...............      5.48               41,000,000
           Coca Cola Co.
     8,000 5/24/01 (a)...............      4.93                7,943,031
           Exxon Project
           Investment Corp.
    41,000 4/02/01 (a)...............      5.47               41,000,000
           GE Capital International
           Funding
    30,000 6/25/01 (a)...............      4.75               29,667,500
           Gillette Co.
    10,000 6/29/01 (a)...............      4.71                9,884,867
           Goldman Sachs
           Group L.P.
     8,200 5/10/01 (a)...............      6.10                8,147,201
           Government Development
           Bank of Puerto Rico
    10,000 5/16/01...................      4.90%          $    9,940,111
           Marsh USA, Inc.
     7,000 4/09/01 (a)...............      5.10                6,993,058
           Merck & Co., Inc.
    20,000 5/07/01 (a)...............      4.92               19,904,333
           Morgan Stanley Dean
           Witter
     8,200 4/26/01...................      5.02                8,172,557
           National Rural Utility
           Corp.
     8,500 5/17/01...................      4.93                8,447,619
           Pfizer, Inc.
    20,000 5/04/01 (a)...............      4.90               19,912,889
    14,025 4/12/01 (a)...............      5.08               14,005,209
           Private Export Funding
           Corp.
    20,000 6/01/01 (a)...............      4.83               19,839,000
     9,000 4/16/01...................      6.40                8,977,600
           SBC Communications,
           Inc.
    10,000 5/15/01 (a)...............      4.92                9,941,234
           Toyota Motor Credit
           Corp.
    24,000 4/10/01 (a)...............      5.12               23,972,693
           UBS Finance, Inc.
    43,000 4/02/01...................      5.50               43,000,000
           Verizon Network Funding
     9,000 6/14/01...................      4.90                8,910,575
           Wells Fargo Corp.
     8,200 4/11/01...................      5.20                8,189,340
                                                          --------------
           Total Commercial Paper
           (amortized cost
           $426,835,950).............                        426,835,950
                                                          --------------
           TIME DEPOSIT-4.9%
           State Street Euro Dollar
    50,000 5.31%, 4/02/01
           (amortized cost
           $50,000,000)..............      5.31               50,000,000
                                                          --------------
           CERTIFICATES OF
           DEPOSIT-1.6%
           Southtrust Bank NA
     8,200 6.18%, 4/05/01............      6.18                8,200,000
           U.S. Bank NA
     8,000 4.55%, 9/24/01............      4.55                8,000,000
                                                          --------------
           Total Certificates of Deposit
           (amortized cost
           $16,200,000)..............                         16,200,000
                                                          --------------

                                                           AFD Exchange Reserves
================================================================================

                                                                   Value
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS-101.0%
           (amortized cost
           $1,035,582,962)...........                     $1,035,582,962

           Other assets less
           liabilities-(1.0%)........                         (9,890,673)
                                                          --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           593,659,781 Class A shares;
           295,353,536 Class B shares;
           118,601,148 Class C shares
           and 18,032,124 Advisor Class
           shares outstanding).......                     $1,025,692,289
                                                          ==============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, these securities amounted to $270,274,939, representing 26.4% of net assets.

      Glossary:

      FRN - Floating Rate Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2001 (unaudited)                AFD Exchange Reserves
================================================================================

INVESTMENT INCOME
   Interest......................................                    $24,940,760
EXPENSES
   Advisory fee..................................   $ 1,012,790
   Distribution fee - Class A....................     1,272,295
   Distribution fee - Class B....................     1,018,459
   Distribution fee - Class C....................       334,456
   Transfer agency...............................       394,506
   Registration fees.............................       188,899
   Custodian.....................................       106,690
   Administrative................................        51,174
   Printing......................................        35,418
   Audit and legal...............................        23,635
   Trustees' fees................................        13,209
   Miscellaneous.................................           709
                                                    -----------
   Total expenses................................                      4,452,240
                                                                     -----------
   Net investment income.........................                     20,488,520
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions..                            449
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......                    $20,488,969
                                                                     ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                         AFD Exchange Reserves
================================================================================

                                                        Six Months Ended         Year Ended
                                                         March 31, 2001        September 30,
                                                           (unaudited)              2000
                                                        -----------------     ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income.............................   $      20,488,520     $    35,799,235
   Net realized gain on investment transactions......                 449              38,934
                                                        -----------------     ---------------
   Net increase in net assets from operations........          20,488,969          35,838,169
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
      Class A........................................         (13,340,401)        (21,378,152)
      Class B........................................          (4,697,742)         (9,518,947)
      Class C........................................          (2,221,363)         (4,661,494)
      Advisor Class..................................            (229,014)           (240,642)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase......................................          45,842,450         282,748,013
                                                        -----------------     ---------------
   Total increase....................................          45,842,899         282,786,947
NET ASSETS
   Beginning of period...............................         979,849,390         697,062,443
                                                        -----------------     ---------------
   End of period.....................................   $   1,025,692,289     $   979,849,390
                                                        =================     ===============

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (unaudited)                                 AFD Exchange Reserves
================================================================================

NOTE A: Significant Accounting Policies

AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if re deemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are re deemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset

                                                           AFD Exchange Reserves
================================================================================

value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and other Transactions with Affiliates

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2001, such reimbursements totaled $51,174.

For the six months ended March 31, 2001, the Fund's expenses were reduced by $11,878 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $131,990 from the sales of Class A shares and $1,580,700, $571,973, and $121,174 in contingent de ferred sales charges imposed upon redemption by share holders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2001.

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $355,283 for the six months ended March 31, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At March 31, 2001, the cost of securities for federal in come tax purposes was the same as the cost for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS (continued)                  AFD Exchange Reserves
================================================================================

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At March 31, 2001, capital paid-in aggregated $593,659,781 for Class A, $295,353,536 for Class B, $118,601,148 for Class C and $18,032,124 for Advisor Class. Transactions, all at $1.00 per share, were as follows:

                                           ------------------------------------
                                                           CLASS A
                                           ------------------------------------
                                           Six Months Ended        Year Ended
                                             March 31, 2001      September 30,
                                              (unaudited)            2000
                                           ================     ===============

Shares sold................................   8,988,049,802      23,131,444,029
Shares issued on reinvestments of dividends      13,340,401          21,378,152
Shares converted from Class B..............         645,302           4,284,931
Shares redeemed............................  (9,088,836,695)    (22,766,332,226)
                                           ----------------     ---------------
Net increase (decrease)....................     (86,801,190)        390,774,886
                                           ================     ===============

                                           ------------------------------------
                                                           CLASS B
                                           ------------------------------------
                                           Six Months Ended        Year Ended
                                            March 31, 2001       September 30,
                                              (unaudited)            2000
                                           ================     ===============

Shares sold................................     345,703,506         649,983,177
Shares issued on reinvestments of dividends       4,697,742           9,518,947
Shares converted to Class A................        (645,302)         (4,284,931)
Shares redeemed............................    (223,176,172)       (753,934,690)
                                           ----------------     ---------------
Net increase (decrease)....................     126,579,774         (98,717,497)
                                           ================     ===============

                                           ------------------------------------
                                                           CLASS C
                                           ------------------------------------
                                           Six Months Ended        Year Ended
                                            March 31, 2001        September 30,
                                              (unaudited)            2000
                                           ================     ===============

Shares sold................................     616,037,633       3,783,586,471
Shares issued on reinvestments of dividends       2,221,363           4,661,494
Shares redeemed............................    (628,440,898)     (3,787,767,837)
                                           ----------------     ---------------
Net increase (decrease)....................     (10,181,902)            480,128
                                           ================     ===============

                                           ------------------------------------
                                                      ADVISOR CLASS
                                           ------------------------------------
                                           Six Months Ended       Year Ended
                                            March 31, 2001        September 30,
                                              (unaudited)            2000
                                           ================     ===============

Shares sold................................      17,952,282        275,642,828
Shares issued on reinvestments of dividends         229,014            240,642
Shares redeemed............................      (1,935,528)       (285,672,974)
                                           ----------------     ---------------
Net increase (decrease)....................      16,245,768         (9,789,504)
                                           ================     ===============

FINANCIAL HIGHLIGHTS                                       AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          --------------------------------------------------------------------------------------
                                                                                  CLASS A
                                          --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             March 31,                          Year Ended September 30,
                                               2001      =======================================================================
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  =============  =============  ============  ============
Net asset value, beginning of period .....  $    1.00      $    1.00      $    1.00      $    1.00      $   1.00      $   1.00
                                            ---------      ---------      ---------      ---------      --------      --------
Income from Investment Operations
Net investment income ....................      .0259          .0511          .0408          .0454         .0411         .0416
                                            ---------      ---------      ---------      ---------      --------      --------
Less: Dividends
Dividends from net investment income .....     (.0259)        (.0511)        (.0408)        (.0454)       (.0411)       (.0416)
                                            ---------      ---------      ---------      ---------      --------      --------
Net asset value, end of period ...........  $    1.00      $    1.00      $    1.00      $    1.00      $   1.00      $   1.00
                                            =========      =========      =========      =========      ========      ========
Total Return
Total investment return based
   on net asset value (a) ................       2.62%          5.24%          4.16%          4.64%         4.19%         4.24%
Ratios/Supplemental Data

Net assets, end of period (in millions)  .       $594           $680           $290           $168           $41           $41
Ratio of expenses to average net assets ..        .96% (b        .99%           .99%          1.06%         1.38%         1.29%
Ratio of net investment income
   to average net assets .................       5.28% (b)      5.14%          4.06%          4.56%         4.10%         4.15%


                                          --------------------------------------------------------------------------------------
                                                                                  CLASS B
                                          --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             March 31,                          Year Ended September 30,
                                               2001      =======================================================================
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  =============  =============  ============  ============
Net asset value, beginning of period ...    $    1.00      $    1.00      $    1.00      $    1.00      $   1.00      $   1.00
                                            ---------      ---------      ---------      ---------      --------      --------
Income from Investment Operations
Net investment income...................        .0234          .0461          .0357          .0404         .0361         .0366
                                            ---------      ---------      ---------      ---------      --------      --------
Less: Dividends
Dividends from net investment income....       (.0234)        (.0461)        (.0357)        (.0404)       (.0361)       (.0366)
                                            ---------      ---------      ---------      ---------      --------      --------
Net asset value, end of period .........    $    1.00      $    1.00      $    1.00      $    1.00      $   1.00      $   1.00
                                            =========      =========      =========      =========      ========      ========
Total Return
Total investment return based
   on net asset value (a)...............         2.37%          4.72%          3.64%          4.13%         3.67%         3.72%
Ratios/Supplemental Data
Net assets, end of period (in millions).         $295           $169           $267           $152           $74           $65
Ratio of expenses to average net assets.         1.47% (b)      1.50%          1.50%          1.58%         1.88%         1.79%
Ratio of net investment income
   to average net assets................         4.65% (b)      4.54%          3.57%          4.05%         3.61%         3.67%

--------------------------------------------------------------------------------

See footnote summary on page 10.

FINANCIAL HIGHLIGHTS (continued)                           AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          --------------------------------------------------------------------------------------
                                                                                  CLASS C
                                          --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             March 31,                          Year Ended September 30,
                                               2001      =======================================================================
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  =============  =============  ============  ============
Net asset value, beginning of period ...    $    1.00      $    1.00      $    1.00      $    1.00      $   1.00      $   1.00
                                            ---------      ---------      ---------      ---------      --------      --------
Income from Investment Operations
Net investment income...................        .0247          .0486          .0383          .0430         .0386         .0390
                                            ---------      ---------      ---------      ---------      --------      --------
Less: Dividends
Dividends from net investment income....       (.0247)        (.0486)        (.0383)        (.0430)       (.0386)       (.0390)
                                            ---------      ---------      ---------      ---------      --------      --------
Net asset value, end of period .........    $    1.00      $    1.00      $    1.00      $    1.00      $   1.00      $   1.00
                                            =========      =========      =========      =========      ========      ========
Total Return
Total investment return based
   on net asset value (a)...............         2.50%          4.98%          3.90%          4.39%         3.93%         3.98%
Ratios/Supplemental Data
Net assets, end of period (in millions).         $119           $129           $128           $125           $24           $13
Ratio of expenses to average net assets.         1.21% (b)      1.24%          1.24%          1.29%         1.61%         1.55%
Ratio of net investment income
   to average net assets................         5.02% (b)      4.85%          3.86%          4.34%         3.90%         3.89%

                                          -------------------------------------------------------------------------
                                                                              ADVISOR CLASS
                                          -------------------------------------------------------------------------
                                            Six Months                                                 January 30,
                                               Ended                                                    1997 (c)
                                             March 31,           Year Ended September 30,                  to
                                               2001      ===========================================  September 30,
                                            (unaudited)      2000           1999           1998           1997
                                          =============  =============  =============  =============  =============
Net asset value, beginning of period ...    $    1.00      $    1.00      $    1.00      $    1.00      $   1.00
                                            ---------      ---------      ---------      ---------      --------
Income from Investment Operations
Net investment income...................        .0284          .0561          .0458          .0505         .0254
                                            ---------      ---------      ---------      ---------      --------
Less: Dividends
Dividends from net investment income....       (.0284)        (.0561)        (.0458)        (.0505)       (.0254)
                                            ---------      ---------      ---------      ---------      --------

Net asset value, end of period .........    $    1.00      $    1.00      $    1.00      $    1.00      $   1.00
                                            =========      =========      =========      =========      ========
Total Return
Total investment return based
   on net asset value (a)...............         2.88%          5.77%          4.68%          5.18%         3.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)      $18,032         $1,787        $11,576         $3,240           $35
Ratio of expenses to average net assets.          .47% (b)       .47%           .49%           .55%          .88% (b)
Ratio of net investment income to
   average net assets...................         5.50% (b)      5.53%          4.57%          5.08%         4.15% (b)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

(c)   Commencement of distribution.

                                                           AFD Exchange Reserves
================================================================================

AFD Exchange Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free (800) 221-5672

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


12
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                                                                        AFDSR301